September 7, 2010

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

RE:  VANGUARD INDEX FUNDS (THE TRUST)

     FILE NO. 2-56846

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Ladies and Gentlemen:

Pursuant to Rule 497(k) under the Securities Act of 1933, we hereby file a Summary Prospectus for the above mentioned Trust, to be placed in use on September 7, 2010.

Sincerely,

Judith L. Gaines

Associate Counsel

The Vanguard Group, Inc.